Short term borrowings (Details Textual) (USD $)	3 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Project Financing Line Of Credit And Accrued Costs [Member]	Dec. 31, 2012 Project Financing Line Of Credit And Accrued Costs [Member]	Mar. 31, 2013 November 2012 Bridge Notes [Member]	Dec. 31, 2012 November 2012 Bridge Notes [Member]	Mar. 31, 2013 Note [Member]	Dec. 31, 2012 Note [Member]
Short term borrowings	$ 4,414,000	$ 4,191,000	$ 0	$ 714,000	$ 491,000	$ 3,700,000	$ 3,700,000	$ 680,000	$ 491,000
Line of Credit Facility, Maximum Borrowing Capacity				700,000	700,000	3,700,000
Line Of Credit Facility, Interest Rate on Default				8.00%	8.00%	8.00%
Line of Credit Facility, Commitment Fee Description				Upon maturity of the Note, the Company will be charged a commitment fee equal to 10% of the aggregate principal amount borrowed under the Credit Facility.	Upon maturity of the Note, the Company will be charged a commitment fee equal to 10% of the aggregate principal amount borrowed under the Credit Facility.
Debt Instrument, Face Amount				700,000	700,000		3,700,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Debt Instrument, Maturity Date						Apr. 15, 2013	Apr. 15, 2013
Legal Fees	$ 34,000